Loans and Debentures - Schedule of Senior Notes Swaps (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Interest rate swap and currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 400
Interest rate swap and currency swap contracts [member] | Call option bought [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.2865
Interest rate swap and currency swap contracts [member] | Call option sold [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.7500
April 2018 to April 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Coupon payments	$ 12
October 2019 to October 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Coupon payments	$ 12
October 2019 to October 2024 [member] | Put option bought [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.2865
October 2019 to October 2024 [member] | Call option sold [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.7500